Stock-based Compensation - Schedule of Stock Option Activities (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 01, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activities [Abstract]
Number of Options Outstanding, Beginning Balance (in Shares)	52,796	126,988	70,971	70,971	52,796
Weighted Average Exercise Price, Beginning Balance	$ 24.92	$ 23.6	$ 23.98	$ 23.98	$ 24.92
Weighted Average Grant Date Fair Value, Beginning Balance	$ 19.03	$ 18.67	$ 19	$ 19	$ 19.03
Intrinsic Value, Beginning Balance (in Dollars)
Number of Options Outstanding, Ending Balance (in Shares)				126,988	70,971
Weighted Average Exercise Price, Ending Balance				$ 23.6	$ 23.98
Weighted Average Grant Date Fair Value, Ending Balance				$ 18.67	$ 19
Weighted Average Remaining Life In Years, Ending Balance	7 years 11 months 15 days			7 years 11 months 23 days	7 years 6 months 10 days
Intrinsic Value, Ending Balance (in Dollars)
Number of Options Outstanding, Exercisable (in Shares)				107,989	35,933
Weighted Average Exercise Price, Exercisable				$ 24.01	$ 26.26
Weighted Average Grant Date Fair Value, Exercisable				$ 18.68	$ 19.32
Weighted Average Remaining Life In Years, Exercisable				8 years 14 days	6 years 7 months 6 days
Intrinsic Value, Exercisable (in Dollars)
Number of Options Outstanding, Granted (in Shares)				62,840	18,788
Weighted Average Exercise Price, Granted				$ 23.1	$ 21.3
Weighted Average Grant Date Fair Value, Granted				$ 18.4	$ 18.91
Weighted Average Remaining Life In Years, Granted				10 years	10 years
Number of Options Outstanding, Exercised (in Shares)
Number of Options Outstanding, Forfeited (in Shares)				(6,823)	(613)
Weighted Average Exercise Price, Forfeited				$ 22.91	$ 21.3
Weighted Average Grant Date Fair Value, Forfeited				$ 19.58	$ 18.85
Weighted Average Remaining Life In Years, Forfeited				7 years 5 months 4 days	8 years 9 months 29 days